Debt - Long-term Borrowings (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2017 EUR (€)	Jun. 02, 2017 USD ($)	May 16, 2017 USD ($)	Jul. 28, 2015 USD ($)
Debt Instrument [Line Items]
Maturities of long-term debt 2018			$ 1,179,000
Maturities of long-term debt 2019			297,740,000
Maturities of long-term debt 2020			1,625,067,000
Maturities of long-term debt 2021			869,161,000
Maturities of long-term debt 2022			1,800,273,000
Interest expense on long-term debt			257,350,000	$ 75,509,000	$ 54,634,000
Short-term borrowings			633,731,000	40,739,000	39,462,000
Outstanding principal balance			9,885,745,000	1,211,326,000	1,907,278,000
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract
Debt Instrument [Line Items]
Derivative pretax gain recognized in OCI	$ 87,600,000
Interest Expense
Debt Instrument [Line Items]
Reduction in interest expense due to amortization of unrealized gain			$ 5,200,000
Senior Notes | New Notes
Debt Instrument [Line Items]
Long-term debt issued								$ 6,000,000,000
Senior Notes | Exchange Notes
Debt Instrument [Line Items]
Long-term debt issued							$ 1,478,000,000
Senior Notes | 3.45% Senior Notes
Debt Instrument [Line Items]
Long-term debt issued									$ 400,000,000
Interest rate			3.45%						3.45%
Outstanding principal balance			$ 397,260,000	396,898,000	396,536,000
Senior Notes | 4.55% Senior Notes
Debt Instrument [Line Items]
Long-term debt issued									$ 400,000,000
Interest rate			4.55%						4.55%
Outstanding principal balance			$ 393,859,000	$ 393,637,000	$ 393,414,000
Debentures | Floating Rate Loan
Debt Instrument [Line Items]
Long-term debt issued | €						€ 225,000,000
Outstanding principal balance			$ 269,247,000
Debentures | 0.92% Fixed Rate Loan
Debt Instrument [Line Items]
Long-term debt issued | €						€ 20,000,000
Interest rate			0.92%			0.919%
Outstanding principal balance			$ 23,933,000
Term Loan | Committed Acquisition Financing
Debt Instrument [Line Items]
Long-term debt issued			$ 850,000,000
Maximum borrowing capacity		$ 2,000,000,000
Debt instrument term		5 years
Interest rate			2.62%
Term Loan | Committed Acquisition Financing | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable rate		1.25%
Bridge Loan | Committed Acquisition Financing
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 7,300,000,000